Commitments and Contingencies - Contingent Consideration Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 8,850
2022	17,700
Total potential contingent consideration commitments	$ 26,550